Non Hedge Derivative (Gain)/Loss and movement on Bonds (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
(Gain)/Loss on non-hedge derivatives	$ (83)	$ 703	$ 1,452
Loss on non-hedge derivatives	1
Effects Of Accelerated Hedge Settlements [Abstract]
Accelerated hedge settlement of non-hedge derivatives	0	2,698	797
Previously designated NPSE contracts	0	405	580
Other non-hedge derivative contracts	0	2,293	217
Fair Value Disclosures Movement On Bonds [Abstract]
Fair value (gain)/loss on mandatory convertible bonds	(113)	83	0
Fair value movements on conversion features of convertible bonds	(84)
Normal Purchase Sale Exempted Re Designation [Abstract]
Liability at beginning of period	0	556
Fair value movements (recorded in non-hedge derivative loss)	0	131
Realized settlements	0	(687)
Liability as at December 31	0	0	556
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Book Maturities Cost		$ 277
Three Year Time Period Mandatory Convertible Debt	three-year